Condensed financial information of the parent company	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company	Condensed financial information of the parent company
Parent company condensed statement of financial position
as at 31 December before appropriation of result

in EUR million	2022	2021		2022	2021
Assets			Equity
Investments in group companies	49,192	46,109	Share capital	37	39
Fixed assets	49,192	46,109	Share premium	17,116	17,105
			Legal and statutory reserves	-986	1,073
Receivables from group companies [1]	65,704	56,349	Other reserves	29,002	28,909
Other assets	16	39	Unappropriated result	11,331	4,940
Current assets	65,720	56,389	Total equity	56,500	52,066

			Liabilities
			Subordinated loans	16,441	15,967
			Debenture loans	41,609	34,273
			Other non-current liabilities	0	0
			Non-current liabilities	58,051	50,240

			Amounts owed to group companies	56	47
			Other liabilities	305	145
			Current liabilities	360	192

Total assets	114,912	102,498	Total equity and liabilities	114,912	102,498
1 Receivables from Group companies include EUR 16,441 million subordinated loans provided by ING Groep N.V. to ING Bank N.V. (2021: EUR 15,955 million).
Parent company condensed statement of profit or loss
for the years ended 31 December

in EUR million	2022	2021	2020
Staff expenses	0	3	-5
Other expenses	9	5	5
Total expenses	8	8	0

Interest and other financial income	1,466	1,148	1,113
Valuation results	-1	0	-20
Interest and other financial expenses	-1,450	-1,143	-1,100
Net interest and other financial income	15	5	-8

Result before tax	7	-3	-8
Taxation	2	0	-72
Result after tax	5	-3	64
Result from (disposal of) group companies and participating interests after taxation	12,121	5,954	2,187
Net result	12,126	5,951	2,250

Parent company condensed statement of changes in equity

in EUR million	Share capital	Share premium	Legal and statutory reserves	Other reserves	Unappro-priated results	Total
Balance as at 31 December 2021	39	17,105	1,073	28,909	4,940	52,066

Realised and unrealised revaluations of equity securities			-95	-23		-118
Unrealised revaluations debt instruments and other revaluations			-413			-413
Realised gains/losses transferred to the statement of profit or loss			-24			-24
Changes in cash flow hedge reserve			-2,901			-2,901
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss			150	15		165
Realised and unrealised revaluations property in own use			-32	26		-5
Remeasurement of the net defined benefit asset/liability			-19			-19
Exchange rate differences and other			1,115	-26		1,088
Total amount recognised directly in equity			-2,220	-8		-2,228
Net result			161		11,965	12,126
Total comprehensive income net of tax			-2,059	-8	11,965	9,898

Transfer from Unappropriated result				4,940	-4,940	0
Dividends and other distributions				-2,715	-634	-3,349
Share buyback	-2			-1,580		-1,582
Changes in treasury shares				4		4
Employee stock option and share plans		12		15		27
Changes in the composition of the group and other changes				-564		-564
Balance as at 31 December 2022	37	17,116	-986	29,002	11,331	56,500
Parent company condensed statement of changes in equity - continued

in EUR million	Share capital	Share premium	Legal and statutoryreserves	Other reserves	Unappro-priated results	Total
Balance as at 31 December 2020	39	17,089	2,347	29,988	2,156	51,619

Realised and unrealised revaluations of equity securities			101	-6		94
Unrealised revaluations debt instruments and other revaluations			-173			-173
Realised gains/losses transferred to the statement of profit or loss			-40			-40
Changes in cash flow hedge reserve			-1,603			-1,603
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss			37			37
Realised and unrealised revaluations property in own use			-13	11		-2
Remeasurement of the net defined benefit asset/liability			95			95
Exchange rate differences and other			132	18		150
Total amount recognised directly in equity			-1,465	23		-1,442
Net result			191		5,760	5,951
Total comprehensive income net of tax			-1,274	23	5,760	4,509

Transfer from Unappropriated result				2,156	-2,156	0
Dividends and other cash distributions				-1,522	-820	-2,342
Share buyback programme				-1,744		-1,744
Changes in treasury shares				-4		-4
Employee stock option and share plans		16		12		29
Balance as at 31 December 2021	39	17,105	1,073	28,909	4,940	52,066
Parent company condensed statement of changes in equity - continued

in EUR million	Share capital	Share premium	Legal and statutoryreserves	Other reserves	Unappro-priated results	Total
Balance as at 31 December 2019	39	17,078	4,023	26,134	3,723	50,996

Realised and unrealised revaluations of equity securities			-399	62		-337
Unrealised revaluations debt instruments and other revaluations			20			20
Realised gains/losses transferred to the statement of profit or loss			-33			-33
Changes in cash flow hedge reserve			242			242
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss			-3	-16		-19
Realised and unrealised revaluations property in own use			-33	26		-7
Remeasurement of the net defined benefit asset/liability			28			28
Exchange rate differences and other			-1,594	43		-1,551
Total amount recognised directly in equity			-1,770	114		-1,656
Net result			94		2,156	2,250
Total comprehensive income net of tax			-1,676	114	2,156	595

Transfer from Unappropriated result				3,723	-3,723	0
Changes in treasury shares				5		5
Employee stock option and share plans		11		11		22
Balance as at 31 December 2020	39	17,089	2,347	29,988	2,156	51,619
Parent company condensed statement of changes in cash flows
for the years ended 31 December

in EUR million		2022	2021	2020		2022	2021	2020
Cash flows from operating activities					Cash flows from financing activities
Result before tax		7	-3	-8	Proceeds from debt securities	11,176	7,912	2,076
Adjusted for:	– non-cash items in Result before tax	213	65	46	Repayments of debt securities	-4,302
Taxation paid		16	0	2	Proceeds from issuance of subordinated loans	993	3,182	2,179
Changes in:	– Net change in Loans and advances to/from banks, not available/payable on demand	-8,191	-9,298	-2,685	Repayments of subordinated loans	-1,090	-994	-1,562
	– Other	-84	-86	-84	Purchase of treasury shares (share buyback programme)	-1,721	-1,604
Net cash flow from/(used in) operating activities		-8,040	-9,323	-2,728	Dividends paid	-3,052	-2,342
					Other financing		1	-1
Cash flows from investing activities					Net cash flow from/(used in) financing activities	2,004	6,154	2,693
Disposals and redemptions:	– dividends received from group companies	6,277	3,125	198
Net cash flow from/(used in) investing activities		6,277	3,125	198	Net cash flow	241	-44	163

					Cash and cash equivalents at beginning of year	142	186	22
					Effect of exchange rate changes on cash and cash equivalents	0	-1	1
					Cash and cash equivalents at end of year	383	142	186
Five-year schedule of maturities of subordinated and debenture loans

	Subordinated loans		Debenture loans
in EUR million	2022	2021	2022	2021
Less than 1 year			4,639	3,963
1 to 2 years			1,570	4,590
2 to 3 years			3,250	1,565
3 to 4 years			7,716	3,250
4 to 5 years			5,563	4,177
Longer than 5 years	10,113	9,125	18,872	16,728
Maturity not applicable	6,329	6,843
	16,441	15,967	41,609	34,273
As at 31 December 2022 ING Groep N.V. has issued USD 6,750 million (2021: USD 7,750 million) Perpetual Additional Tier 1 Contingent Convertible Capital Securities which can, in accordance with their terms and conditions, convert by operation of law into ordinary shares if the conditions to such a conversion are fulfilled. As a result of this conversion, the issued share capital can increase by up to 750 million (2021: 861 million) ordinary shares. Reference is made to the ING Group Consolidated financial statements, Note 18 'Subordinated loans' and Note 19 'Equity'.
The number of debentures held by Group companies as at 31 December 2022 is nil (2021: nil).